Divestitures - Cash Flow (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018		Mar. 31, 2017		Apr. 01, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Depreciation	$ 709		$ 338		$ 383
Capital expenditures	(224)	[1],[2]	$ (246)	[2]	$ (356)
USPS Separation | Disposal Group, Disposed of by Means Other than Sale, Not Discontinued Operations, Spinoff
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Depreciation	70
Amortization	99
Capital expenditures	$ (18)

[1]	As a result of the USPS Separation, Statements of Operations, Balance Sheets, and related financial information reflect USPS's operations and assets and liabilities as discontinued operations for fiscal 2018. The cash flows and comprehensive income of USPS have not been segregated and are included in the Statements of Cash Flows and Statements of Comprehensive Income (Loss) for fiscal 2018.
[2]	Fiscal 2017 and fiscal 2018 have been adjusted to give effect to the retrospective adoption of ASU's 2016-15 and 2016-18 during the first quarter of fiscal 2019.